Self Administration Transaction - Pro Forma Information (Details) - GRECO $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue	$ 336,359
Net income	61,362
Net income attributable to noncontrolling interests	9,309
Net income attributable to common stockholders	$ 48,423
Net income attributable to common stockholders per share, basic and diluted (in usd per share) | $ / shares	$ 0.29